Basis of Presentation and Summary of Significant Accounting Policies - Impact on Balance Sheet (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 197,734,000				$ 24,589,000						$ 36,426,000
Total liabilities	7,670,000				4,614,000						2,904,000
Ordinary shares	0				0						0
Additional paid-in capital	1,199,000				836,000						682,000
Retained earnings (accumulated deficit)	(81,257,000)				(63,038,000)						(49,149,000)
Total shareholders' deficit	(79,877,000)	$ (72,036,000)	$ (65,606,000)		(62,069,000)		$ (58,409,000)		$ (55,199,000)	$ (52,258,000)	(48,522,000)	$ (33,898,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	197,734,000				24,589,000						$ 36,426,000
Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	277,068,443			$ 278,183,053	574,310
Total liabilities	36,219,052			32,669,057	582,131
Preference shares	0			0	690	[1],[2]
Additional paid-in capital				0	24,310
Retained earnings (accumulated deficit)	(35,151,299)			(30,486,694)	(32,821)
Total shareholders' deficit	(35,150,609)	(38,524,727)	(28,079,338)	(30,486,004)	(7,821)		$ 4,767	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	277,068,443			278,183,053	574,310
Ivanhoe Capital Acquisition Corp [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	0			0
Ivanhoe Capital Acquisition Corp [Member] | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	276,000,000			276,000,000
Ivanhoe Capital Acquisition Corp [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares	$ 690			690	$ 690
Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		277,467,799	277,256,530
Total liabilities		39,992,526	29,335,868
Retained earnings (accumulated deficit)		(38,525,417)	(28,080,028)
Total shareholders' deficit		(38,524,727)	(28,079,338)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit		277,467,799	277,256,530
Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member] | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		276,000,000	276,000,000	276,000,000
Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		690	690
Previously Reported [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preference shares
Previously Reported [Member] | Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		277,467,799	277,256,530	278,183,053
Total liabilities		39,992,526	29,335,868	10,521,057
Preference shares				0
Additional paid-in capital		13,949,009	3,503,723	5,040,999
Retained earnings (accumulated deficit)		(8,950,131)	1,495,258	(41,816)
Total shareholders' deficit		5,000,003	5,000,002	5,000,006
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit		277,467,799	277,256,530	278,183,053
Previously Reported [Member] | Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		435	331	133
Previously Reported [Member] | Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member] | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		232,475,270	242,920,660	262,661,990
Previously Reported [Member] | Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		690	690	690
Revision of Prior Period, Error Correction, Adjustment [Member] | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities				22,148,000
Preference shares				0
Additional paid-in capital				(5,040,999)
Retained earnings (accumulated deficit)				(30,444,878)
Total shareholders' deficit				(35,486,010)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit				0
Revision of Prior Period, Error Correction, Adjustment [Member] | Ivanhoe Capital Acquisition Corp [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares				(133)
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital		(13,949,009)	(3,503,723)
Retained earnings (accumulated deficit)		(29,575,286)	(29,575,286)
Total shareholders' deficit		(43,524,730)	(33,079,340)
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		(435)	(331)
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity | Ivanhoe Capital Acquisition Corp [Member] | Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		$ 43,524,730	$ 33,079,340	$ 13,338,010

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).